CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (43,399)	$ (41,154)	$ (29,544)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	4,410	3,877	2,373
Stock-based compensation expense	11,000	7,385	3,370
Provision for (recovery of) doubtful accounts	449	123	(83)
Accretion of discount on convertible note	0	266	0
Paid-in-kind interest on convertible note	0	134	0
Change in fair value of derivative liability	0	193	0
Loss on early extinguishment of convertible note	0	111	0
Realized (gain) loss on sale of available-for-sale securities	(13)	136	0
Amortization (accretion) of premiums and discounts on marketable securities, net	77	0	0
Recognition of deferred government grant obligation	(2,383)	(99)	0
Deferred income tax	(76)	0	0
Changes in assets and liabilities:
Accounts receivable	(5,080)	2,602	(8,647)
Deferred commissions	(520)	(553)	244
Other receivables	(523)	155	(686)
Prepaid expenses and other	(734)	(2,251)	394
Other assets	81	(52)	(216)
Accounts payable	2,331	(1,530)	1,598
Deferred revenue	7,297	19,961	18,237
Accrued expenses and other liabilities	5,390	7,137	2,508
Change in restricted cash	101	54	0
Net cash used in operating activities	(21,592)	(3,505)	(10,452)
Cash flows from investing activities
Purchase of property and equipment	(1,843)	(8,566)	(9,503)
Purchase of marketable securities	(24,069)	0	(920)
Sale of marketable securities	6,521	4,864	1,160
Purchase of intangible assets	(386)	(394)	(169)
Net cash used in investing activities	(19,777)	(4,096)	(9,432)
Cash flows from financing activities
Proceeds from issuance of Series C preferred units	0	0	7,165
Payment of equity issuance costs	(1,346)	0	(20)
Proceeds from public offering, net of underwriters' discount and offering costs	0	91,769	0
Proceeds from issuance of convertible notes	0	5,000	0
Proceeds from option exercises	2,244	580	256
Changes in restricted cash	300	(275)	20
Repayment of other long-term debt	(84)	(2,365)	(181)
Principal payments on capital lease and financing obligations	(2,282)	(1,338)	(346)
Distributions to members	(381)	(279)	(61)
Proceeds from borrowings on line of credit	0	3,020	2,017
Proceeds from government grants	548	2,194	1,520
Payments of issuance costs on line of credit	0	(113)	0
Repayment of line of credit	0	(5,038)	0
Repayment of government grant	(101)	0	0
Net cash (used in) provided by financing activities	(1,102)	93,155	10,370
Effect of foreign exchange rates on cash	90	62	50
Net (decrease) increase in cash and cash equivalents	(42,381)	85,616	(9,464)
Cash and cash equivalents at beginning of year	101,131	15,515	24,979
Cash and cash equivalents at end of year	58,750	101,131	15,515
Supplemental cash flow disclosure
Cash paid for interest	2,048	1,678	488
Cash paid for income taxes, net of refunds	64	0	0
Supplemental disclosure of noncash investing and financing activities
Fixed assets acquired through financing obligations	0	3,478	10,278
Fixed assets acquired through capital lease arrangements	527	1,677	1,749
Government loan awarded but not yet received	0	0	2,000
Derivative liability reclassified upon settlement of convertible notes	0	1,392	0
Conversion of convertible notes and accrued interest into Class A common stock	0	4,312	0
Accrued distributions to members	0	346	0
Initial public offering cost accruals	0	1,342	0
Government grant recorded against property and equipment, net	908	0	0
Allowance for tenant improvements	698	1,301	0
Purchases of property and equipment, accrued but not paid	$ 354	$ 0	$ 0